Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Additional information concerning acquisitions, interest and income taxes paid
The following schedule provides additional information concerning acquisitions, interest and income taxes paid:

(In millions of dollars)	2017	2016	2015
Assets acquired, excluding cash	$898	$960	$1,327
Liabilities assumed	(134)	(111)	(199)
Contingent/deferred purchase consideration	(109)	(36)	(176)
Net cash outflow for acquisitions	$655	$813	$952

(In millions of dollars)	2017	2016	2015
Interest paid	$199	$178	$146
Income taxes paid, net of refunds	$583	$642	$433

Analysis of allowance for doubtful accounts
An analysis of the allowance for doubtful accounts is as follows:

For the Years Ended December 31,
(In millions of dollars)	2017	2016	2015
Balance at beginning of year	$96	$87	$95
Provision charged to operations	31	31	14
Accounts written-off, net of recoveries	(17)	(20)	(18)
Effect of exchange rate changes and other	—	(2)	(4)
Balance at end of year	$110	$96	$87